Property and Equipment (Details) (USD $)	9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Details
Depreciation	$ 4,776	$ 689	$ 919	$ 613